Disposals of subsidiaries	12 Months Ended
Dec. 31, 2022
Disposals of subsidiaries
Disposals of subsidiaries

30          Disposals of subsidiaries

(a)

The Company entered into an Equity Transfer Agreement with an independent third-party regarding the sales of certain subsidiaries including Chongqing Pengai Aesthetic Medical Hospital Co., Ltd., Chengdu Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Shenzhen Pengai Yuexin Aesthetic Medical Hospital, Shenzhen Pengai Yueji Aesthetic Medical Hospital, Xi’an New Pengai Yueji Aesthetic Medical Clinic Co., Ltd., Jiangsu Liangyan Hospital Management Co., Ltd., Yunnan Liangyan Aesthetic Medical Clinic Co., Ltd., Kunming Liangyan Aesthetic Medical Clinic Co., Ltd. and Kunming Liangyan Hospital Management Co., Ltd. Details of the net assets of these subsidiaries disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	2,949
Intangible assets	10,903
Goodwill	—
Deferred tax assets	—
Inventories	3,462
Trade and other receivables	9,911
Cash and cash equivalents	1,329
Income tax payables	(18,410)
Trade payables and other payables	(22,047)
Borrowings	—
Contract liabilities	(304)
Lease liabilities	—
Non-controlling interests	(37,565)
Net assets of subsidiary	(49,772)
Loss on disposal of subsidiary	37,688
Consideration	(12,084)

Satisfied by:
Cash consideration	—
Settlement of pre-existing balances	(12,084)
(12,084)

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of these subsidiaries is as follows:

2021
RMB’000

Cash received	—
Cash and cash equivalents disposed of	(1,329)
Net cash inflow in respect of disposal	(1,329)

30        Disposals of subsidiaries (Continued)

(b)	Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.

In October 2022, the Group disposed of its entire equity interest in Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. to a third party. Details of the net assets of Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	3,480
Deferred tax assets	1,449
Prepayments	306
Inventories	1,165
Trade and other receivables	298
Cash and cash equivalents	—
Trade payables and other payables	(5,005)
Lease liabilities	(7,496)
Non-controlling interests	6,589
Net assets of subsidiary	786
Gain on disposal of subsidiary	2,214
Cash consideration	3,000

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. is as follows:

2022
RMB’000
Cash received	3,000
Net cash inflow in respect of disposal of Nanchang Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	3,000

30        Disposals of subsidiaries (Continued)

(c)	Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd.

In October 2022, the Group disposed of its entire equity interest in Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd. to a third party. Details of the net assets of Changsha Peng’ai Aesthetic Medical Hospital Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	15,425
Goodwill	176
Deferred tax assets	3,435
Prepayments	159
Inventories	1,843
Trade and other receivables	1,844
Cash and cash equivalents	52
Trade payables and other payables	(7,461)
Contract liabilities	(51)
Income tax liabilities	(506)
Lease liabilities	(8,304)
Non-controlling interest	11,551
Net assets of subsidiary	18,163
Loss on disposal of subsidiary	(13,543)
Cash consideration	4,620

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Changsha Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd. is as follows:

2022
RMB’000
Cash received	4,620
Cash and cash equivalents disposed of	(52)
Net cash inflow in respect of disposal of Changsha Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	4,568